Summary of Significant Accounting Policies (Tables) - Bio Ventus LLC	12 Months Ended
Dec. 31, 2020
Summary of useful lives in assets	The useful lives in years are as follows:

Computer software and hardware	3-5
Leasehold improvements	7
Machinery and equipment	7
Furniture and fixtures	7

Summary of Finite-lived intangible assets
Fini
te-lived intangible assets were initially recorded at fair value upon acquisition and are amortized using the straight-line method over their estimated useful lives in years are as follows:

Weighted Average Useful Life
Intellectual property	17.3
Distribution rights	12.7
Customer relationships	10.0
Developed technology	8.3

Summary of significant percentage of total sales
Certain suppliers provide the Company with product that results in a significant percentage of total sales for the years ended December 31 as follows:

	2020	2019	2018
Supplier A	26%	20%	12%
Supplier B	17%	19%	17%
Supplier C	10%	15%	20%
Accounts payable to these significant suppliers at December 31 were as follows:

	2020	2019
Supplier A	$2,983	$3,586
Supplier B	$471	$697
Supplier C	$1,000	$360
Certain products provide the Company with a significant percentage of total sales for the years ended December 31 as follows:

	2020	2019	2018
Product A	27%	30%	38%
Product B	26%	20%	12%
Product C	17%	19%	17%
Product D	10%	15%	20%